2.Critical Accounting Policies and Estimates:	3 Months Ended
Aug. 31, 2011
Significant Accounting Policies [Text Block]
2.	Critical Accounting Policies and Estimates:

Basis of Presentation — These accompanying financial statements have been prepared in accordance with generally accepted accounting principles in the United States of America (“GAAP”) and pursuant to the rules and regulations of the SEC for annual financial statements.

Foreign Currency – The Company has operations in the PRC, however the functional and reporting currency is in US dollars.  To come to this conclusion the Company considered the direction of Accounting Standards Codification (“ASC”) section 830-10-55.

Selling Price and Market - As a representative office in PRC the Company is not allowed to sell directly to PRC based customers.  Over 90% of its customers are in the United States and 100% of all sales are paid in US dollars.  This indicates the functional currency is US dollars.

Financing - The Companies financing has been generated exclusively in US dollars from the United States.  This indicates the functional currency is US dollars.

Expenses – The majority of expense are paid in US dollars.  The expenses generated in PRC are paid by a monthly or weekly cash transfer from the US when the expenses are due, resulting in very little foreign currency exposure.  This indicates the functional currency is US dollars.

Numerous Intercompany Transactions – The Company has multiple transactions each month between the US and Chinese representative office.  This indicates the functional currency is US dollars.

Due to the functional and reporting currency both being in US dollars, ASC 830-10-45-17 states that a currency translation is not necessary.

Reclassifications — Certain amounts in the prior year’s financial statements have been reclassified to conform to the current year presentation and to correct prior year errors.

Revenue recognition — Revenue consists of three main sources:

1. Fees from banner advertisement, webpage hosting and maintenance, on-line promotion and translation services, advertising and promotion fees for customers in the Company’s Chinese Investment Guides, sponsorship fees from investment seminars, road shows, and forums.  The sales prices of these services are fixed and determinable at the time the contracts are signed and there are no provisions for refunds contained in the contracts. These revenues are recognized when all significant contractual obligations have been satisfied and collection of the resulting receivable is reasonably assured.

2. Fees from membership subscriptions; these revenues are recognized over the term of the subscription. Subscription terms are generally between 3 and 12 months but can occasionally be as short as 1 month or as long as 24 months. Long term deferred revenues are recognized from subscriptions over 12 months.

3. Fees related to setting up and providing ongoing administrative and translation support for currency trading accounts in association with Forex. These fees are recognized when earned.

Costs of Services Sold — Costs of services sold are the total direct cost of the Company’s operations in Shanghai.

Website Development Costs — The Company accounts for its Development Costs in accordance with ASC 350-50, “Accounting for Website Development Costs.” The Company’s website comprises multiple features and offerings that are currently developed with ongoing refinements. In connection with the development of its products, the Company has incurred external costs for hardware, software, and consulting services, and internal costs for payroll and related expenses of its technology employees directly involved in the development. All hardware costs are capitalized as fixed assets. Purchased software costs are capitalized in accordance with ASC codification 350-50-25 related to accounting for the costs of computer software developed or obtained for internal use. All other costs are reviewed to determine whether they should be capitalized or expensed.

Cash and Cash Equivalents — The Company considers all highly liquid instruments with an original maturity of three months or less to be cash equivalents. At certain times cash in bank may exceed the amount covered by FDIC insurance. At August 31, 2011 and 2010 there were deposit balances in a US bank of $383,071 and $245,191, respectively. In addition the Company maintains cash balance in The Bank of China, which is a government owned bank. The full balance of the deposits in PRC is secured by the Chinese government. At August 31, 2011 and 2010 there were deposits of $11,634 and $7,111, respectively, in The Bank of China.

Accounts Receivable and Concentration of Credit Risk — The Company extends unsecured credit to its customers in the ordinary course of business. Accounts receivable related to subscription revenue is recorded at the time the credit card transaction is completed, and when the credit card processing company deposits the cash to the Company account. Revenue related to advertising and Forex are regularly collected within 30 days of the time of services being rendered. However, since these are ongoing contracts there has been no instance of failure to pay. As of August 31, 2011 and May 31, 2011, the Company had accounts receivable of $7,046 and $4,560, respectively.

The Company evaluates the need for an allowance for doubtful accounts on a regular basis. As of August 31, 2011 and 2010, the Company determined that based on historically having no bad debts an allowance was not needed.

The operations of the Company are located in the People’s Republic of China (“PRC”). Accordingly, the Company’s business, financial condition, and results of operations may be influenced by the political, economic, and legal environments in the PRC, as well as by the general state of the PRC economy.

Other Current Assets — Other current assets comprised various deposits in Chinese Renminbi related to building space under an operating lease and are stated at the current exchange rate at the period end and prepaid expenses related to several invoices that were paid prior to the services being completed.

Other current assets were $31,194 and $27,689 for the periods ended August 31, 2011 and May 31, 2011, respectively.

Property and Equipment — Property and equipment are stated at cost. Depreciation and amortization of property and equipment is provided using the straight-line method over estimated useful lives ranging from three to five years. Leasehold improvements are amortized over the life of the lease. Depreciation and amortization expense was $3,837 and $3,812 for the quarters ended August 31, 2011 and 2010, respectively.

Expenditures for major renewals and betterments that extend the useful lives of property and equipment are capitalized. Expenditures for maintenance and repairs are charged to expense as incurred. Gains and losses from retirement or replacement are included in operations.

Impairment of Long-life Assets — In accordance with ASC Topic 360, the Company reviews its long-lived assets, including property, plant and equipment, for impairment whenever events or changes in circumstances indicate that the carrying amounts of the assets may not be fully recoverable. If the total of the expected undiscounted future net cash flows is less than the carrying amount of the asset, a loss is recognized for the difference between the fair value and carrying amount of the asset. There was no impairment as of August 31, 2011 and August 31, 2010.

Accrued Liabilities— Accrued liabilities are comprised of the following:

	August 31,	May 31,
	2011	2010
China Employees Salaries and Commissions Accrual	$25,687	$23,479
Representative Office Tax Accrual	5,932	5,249
Other Accruals	11,905	22,873
	$43,524	$51,596

Use of Estimates — The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Fair Value of Financial Instruments — The Company has adopted the provisions of ASC Topic 820, Fair Value Measurements, which defines fair value, establishes a framework for measuring fair value in GAAP, and expands disclosures about fair value measurements. ASC 820 does not require any new fair value measurements, but provides guidance on how to measure fair value by providing a fair value hierarchy used to classify the source of the information. The fair value hierarchy distinguishes between assumptions based on market data (observable inputs) and an entity’s own assumptions (unobservable inputs). The hierarchy consists of three levels:

●	Level one — Quoted market prices in active markets for identical assets or liabilities;

●	Level two — Inputs other than level one inputs that are either directly or indirectly observable; and

●	Level three — Unobservable inputs developed using estimates and assumptions, which are developed by the reporting entity and reflect those assumptions that a market participant would use.

All Company financial instruments are Level one and are carried at market value. Therefore no adjustment is required.

Income Taxes — Income taxes are accounted for under the asset and liability method of ASC 740. Deferred tax assets and liabilities are recognized for net operating loss and other credit carry forwards and the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which the tax effect of transactions are expected to be realized. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in the statements of operations in the year that includes the enactment date.

Deferred tax assets are reduced by a full valuation allowance since it is more likely than not that the amount will not be realized. Deferred tax assets and liabilities are classified as current or noncurrent based on the classification of the underlying asset or liability giving rise to the temporary difference or the expected date of utilization of the carry forwards.

Advertising Costs — Advertising costs are expensed when incurred. Advertising costs totaled $40,322 and $20,400 in the quarters ended August 31, 2011 and 2010, respectively.

Earnings (Loss) Per Share — Earning (loss) per share is computed using the weighted average number of common shares outstanding during the period. The Company has adopted ASC 260 (formerly SFAS128), Earnings Per Share.

Stock Based Compensation — The Company accounts for share-based payments pursuant to ASC 718, “Stock Compensation” and, accordingly, the Company records compensation expense for share-based awards based upon an assessment of the grant date fair value for stock options and restricted stock awards using the Black-Scholes option pricing model.

Stock compensation expense for stock options is recognized over the vesting period of the award or expensed immediately under ASC 718 and EITF 96-18 when options are given for previous service without further recourse. The Company issued stock options to contractors that had been providing services to the Company upon their termination of services. Under ASC 718 and EITF 96-18 these options were recognized as expense in the period issued because they were given as a form of compensation for services already rendered with no recourse.

The following table summarizes share-based compensation expense recorded in selling, general and administrative expenses during each period presented (in thousands):

	Three Months Ended
	August 31,	August 31,
	2011	2010
Stock options	—	2,500,000
Total share-based compensation expense	$—	160,741

Stock option activity was as follows:

	Number of Shares	Weighted Average Exercise Price ($)
Balance at May 31, 2009	4,080,000	0.04
Granted	3,862,500	$0.07
Exercised	(1,250,000)	0.00
Forfeited or expired	—	—
Balance at May 31, 2010	6,692,500	$0.06
Granted	—	$—
Exercised	—	—
Forfeited or expired	(2,500,000)	0.00
Balance at August 31, 2011	4,192,500	$0.06

The following table presents information regarding options outstanding and exercisable as of August 31, 2011:

Weighted average contractual remaining term — options outstanding	2. 69 years
Aggregate intrinsic value — options outstanding	—
Options exercisable	2,080,050
Weighted average exercise price — options exercisable	$.07
Aggregate intrinsic value — options exercisable	—
Weighted average contractual remaining term — options exercisable	3.34 years

As of August 31, 2011, future compensation costs related to options issued was $0. During the quarter ending August 31, 2011the Company purchased the right to cancel 2,500,000 options owned by LJ Sabean.

The fair value of each option granted is estimated on the date of the grant using the Black-Scholes option pricing model with weighted average assumptions for grants as follows:

Risk-free interest rate	1.44%
Expected life of options	4-5 years
Annualized volatility	90.6%
Dividend rate	0%

Significant Shareholder Stock Repurchase and debt issuance — enduring the three months ending August 31, 2011 the Company repurchased and retired 5,170,106 shares and 2,500,000 options from a significant shareholder, which completely liquidated his interest in the Company.  The total cost of the transaction to the Company was $250,000.  The initial payment of $100,000 was made in August, 2011 and the other $150,000 is due as a non-interest bearing note payable in two equal installments.  The first payment is due in the fourth quarter of the 2012 fiscal year and the final payment will be due in the fourth quarter of fiscal year 2013.  As there was no stated interest rate, in compliance with ASC 835-30-45-1a the Company calculated the net present value of the future payments and disclosed the future payments net of the discount of $14,948 as a liability on the balance sheet using an imputed interest rate of 8.5%.

The accrued interest expense on the note payable for the period ending August 31, 2011 was $966, reducing the note discount balance to $13,992 at the balance sheet date.  The Company expects to recognize total interest expense of $9,346 in fiscal year 2012 and $5,603 in fiscal year 2013.

Future cash payments committed to under this purchase agreement are represented on the following chart:

2012	$75,000
2013	$75,000